Financial Instruments - Schedule of Gross Carrying Amounts for Financial Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable		$ 18,864,241	$ 13,644,371
Contract assets		17,898,042	11,825,444
Financial assets included in deposits and other receivables		695,539	639,444
Pledged bank deposits	$ 145,115	185,146	185,336
Cash and cash equivalents		31,185,296	42,521,520
Total		68,828,264	68,816,115
12-month ECLs Stage 1 [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable
Contract assets
Financial assets included in deposits and other receivables		695,539	639,444
Pledged bank deposits		185,146	185,336
Cash and cash equivalents		31,185,296	42,521,520
Total		32,065,981	43,346,300
Lifetime ECLs Stage 2 [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable
Contract assets
Financial assets included in deposits and other receivables
Pledged bank deposits
Cash and cash equivalents
Total
Lifetime ECLs Stage 3 [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable
Contract assets
Financial assets included in deposits and other receivables
Pledged bank deposits
Cash and cash equivalents
Total
Lifetime ECLs Simplified approach [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable		18,864,241	13,644,371
Contract assets		17,898,042	11,825,444
Financial assets included in deposits and other receivables
Pledged bank deposits
Cash and cash equivalents
Total		$ 36,762,283	$ 25,469,815